RELATED PARTY TRANSACTIONS (Details Narrative)	1 Months Ended	3 Months Ended		12 Months Ended	13 Months Ended
	Jun. 30, 2022 USD ($)	Mar. 31, 2023 CAD ($)	Mar. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Mar. 31, 2023 USD ($)
Statement [Line Items]
Share-based Payments		$ 182,040	$ 124,578	$ 182,040	$ 182,040
Accounts payable and accrued liabilities				$ 152,097		$ 406,414
Expense reimbursement						4,323
Facility maturity date	June 30, 2023
Accrued interest						80,133
Credit facility payable						825,510
Credit facility
Statement [Line Items]
Proceed from related party	$ 5,000,000
Accrued interest						23,182
Legal fees						$ 80,133